LONG-TERM DEBT AND CREDIT FACILITIES (Details - Changes over year) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Cash flows from financing activities	$ 267	$ 1,502
Non-cash
Acquisition	1,188	1,104
Disposal	(173)	0
Other	$ 302	$ 238